Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Major components of tax expense (income) [abstract]
Profit from continuing operations before tax	£ 743	£ 188	[1]
Tax calculated at a tax rate of 19% (H120: 19%)	141	36
Bank surcharge on profits	49	9
Non-deductible preference dividends paid	6	3
Non-deductible UK Bank Levy	14	6
Other non-deductible costs and non-taxable income	14	4
Effect of change in tax rate on deferred tax provision	13	7
Tax relief on dividends in respect of other equity instruments	(32)	(13)
Adjustment to prior year provisions	0	(4)
Tax on profit from continuing operations	£ 205	£ 48	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.